Summary Of Main Accounting Policies - Additional Information (Detail) - ARS ($)			12 Months Ended
		Jun. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [line items]
Goodwill impairment loss			$ 0	$ 0	$ 0
Applicable tax rate			35.00%	30.00%	30.00%
Personal assets tax rate			0.25%
Receivables			$ 48,521,000	$ 58,649,000
Legal reserve allowed proportion of subscribed capital adjustment			20.00%
Proportion of ownership interest in subsidiary			16.00%
Percentage of tax rate on dividends distributions		7.00%
Recycomb S.A.U. [member]
Disclosure of significant accounting policies [line items]
Goodwill impairment loss			$ 52,403,000
Law number two seven five four one
Disclosure of significant accounting policies [line items]
Applicable tax rate					30.00%
Deferred tax sssets and liabilities [member] | Law number two seven five four one | Tax year two thousand and twenty two and upwards
Disclosure of significant accounting policies [line items]
Applicable tax rate					25.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Legal reserve as percentage of net income			5.00%
Period of credit given to customers			35 days
Top of range [member] | Law Number Two Seven Two Six Zero
Disclosure of significant accounting policies [line items]
Applicable tax rate		35.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Period of credit given to customers			20 days
Bottom of range [member] | Law Number Two Seven Two Six Zero
Disclosure of significant accounting policies [line items]
Applicable tax rate		25.00%
Weighted average [member] | Law Number Two Seven Two Six Zero
Disclosure of significant accounting policies [line items]
Applicable tax rate		30.00%
Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	[1]		80.00%	80.00%	80.00%
Non-controlling Interest [member] | Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary			(20.00%)
2020 and onwards [member] | Argentina [member] | Deferred tax sssets and liabilities [member] | Law Number Two Seven Four Three Zero
Disclosure of significant accounting policies [line items]
Applicable tax rate					25.00%
2019 [member] | Argentina [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate					30.00%

[1]	Directly controlled by Cofesur S.A.U.